Commitments and Contingencies	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Note 14 – Commitments and Contingencies

Commitments

The following table presents the future minimum payments under noncancelable operating leases and other commitments as of December 31, 2018 (in thousands):

	2019	2020	2021	2022	2023	Thereafter	Total
Office building leases	$1,692	$2,047	$2,136	$2,229	$456	$171	$8,731
Pipe and equipment purchase commitments (1)	1,455	—	—	—	—	—	1,455
Drilling rig commitments (2)	15,352	—	—	—	—	—	15,352
Total	$18,499	$2,047	$2,136	$2,229	$456	$171	$25,538
(1) Reflects commitments to purchase specified amounts of pipe and equipment.
(2) Reflects future minimum drilling fees including early termination fees as specified by the contract.

Office building leases

The Company leases its corporate office space in Oklahoma City, Oklahoma from a subsidiary of Riviera. This lease began in 2018 and expires in 2023. The Company leases additional office space from unrelated third parties for its field locations in Oklahoma.

Rent expense with respect to these lease commitments was approximately $1.4 million for the year ended December 31, 2018.

Drilling Contracts

As of December 31, 2018, the Company had entered into drilling rig contracts with various third parties in the ordinary course of business to ensure rig availability to complete the Company’s drilling projects. These commitments are not recorded in the accompanying consolidated balance sheets.

Purchase Commitments

As of December 31, 2018, the Company had entered into pipeline and equipment purchase commitments with various third parties in the ordinary course of business to purchase specified amounts of pipe and equipment. These commitments are not recorded in the accompanying consolidated balance sheets.

Litigation

In the ordinary course of business, the Company may at times be subject to claims and legal actions. Management believes it is remote that the impact of such matters will have a material adverse effect on the Company’s financial position, results of operations or cash flows.

 Environmental Matters

The Company is subject to various federal, state and local laws and regulations relating to the protection of the environment. These laws, which are often changing, regulate the discharge of materials into the environment and may require the Company to remove or mitigate the environmental effects of the disposal or release of petroleum or chemical substances at various sites. The Company has established procedures for the ongoing evaluation of its operations to identify potential environmental exposures and to comply with regulatory policies and procedures. At December 31, 2018 and 2017, the Company had no environmental matters requiring specific disclosure or requiring the recognition of a liability.

Natural Gas Dedication Agreements

The Company has dedicated its natural gas production from the oil and natural gas properties contributed by Citizen under an agreement with a third party. Under this dedication agreement, the Company is required to deliver its natural gas production from the contract area, as defined in the agreement, through November 2030. There is no specified volume or volume penalty in the agreement.

For the oil and natural gas properties contributed by Linn, the Company assumed Linn’s dedication agreement with Blue Mountain. The agreement with Blue Mountain requires the Company to deliver its natural gas production from the contract area, as defined in the agreement, through November 2030. There is no specified volume or volume penalty in the agreement.

Volume Commitment

Under an agreement with a third party, the Company has a requirement to deliver a minimum volume of natural gas from a specified area, as defined in the agreement. In the event that the Company is unable to meet this natural gas volume delivery commitment, it would incur deficiency fees on any undelivered volumes as of November 2021. If the Company is unable to deliver any natural gas volumes subsequent to December 31, 2018 through November 2021, it will owe deficiency fees of $8.1 million at the end of the commitment period.